SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - Stock options [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock Options Outstanding	2,638,500
Stock options exercisable	2,576,250
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 22 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 10 months 3 days
September 2, 2021 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 02, 2021
Exercise Price | $ / shares	$ 2.95
Stock Options Outstanding	502,500
Weighted Average Remaining Contractual Life (Years), stock options outstanding	1 year 8 months 2 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	1 year 8 months 2 days
September 20, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 20, 2022
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	1,162,500
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 8 months 19 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 8 months 19 days
October 6, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2022
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	15,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 9 months 7 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 9 months 7 days
August 28, 2023 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Aug. 28, 2023
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	432,500
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 7 months 28 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3 years 7 months 28 days
August 21, 2024 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Aug. 21, 2024
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	526,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	4 years 7 months 21 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	4 years 7 months 21 days